Property, plant and equipment (Schedule of Changes in the Amount of Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
At cost:
Beginning balance	€ 170,806	€ 663,509
Capital expenditures	30,647	17,063
Deconsolidation ASMPT		(467,688)
Retirements and sales	(17,905)	(24,758)
Reclassification from held for sale		3,393
Reclassification	0	(66)
Foreign currency translation effect	12,790	(20,647)
Ending balance	196,338	170,806
Accumulated depreciation:
Beginning balance	114,275	388,073
Depreciation for the year	12,577	20,047
Deconsolidation ASMPT		(257,280)
Retirements and sales	(17,546)	(20,789)
Reclassification	0	(66)
Foreign currency translation effect	7,796	(15,710)
Ending balance	117,102	114,275
Property, plant and equipment, net	79,236	56,531	275,436
Land, buildings and leasehold improvements [Member]
At cost:
Beginning balance	28,947	187,880
Capital expenditures	619	1,580
Deconsolidation ASMPT		(145,290)
Retirements and sales	(813)	(13,792)
Reclassification from held for sale		3,393
Reclassification	402	0
Foreign currency translation effect	1,757	(4,824)
Ending balance	30,912	28,947
Accumulated depreciation:
Beginning balance	10,729	87,377
Depreciation for the year	2,001	4,502
Deconsolidation ASMPT		(64,699)
Retirements and sales	(732)	(13,700)
Reclassification	9	0
Foreign currency translation effect	1,031	(2,751)
Ending balance	13,038	10,729
Property, plant and equipment, net	17,874	18,218
Machinery, equipment, furniture and fixtures [Member]
At cost:
Beginning balance	141,859	475,629
Capital expenditures	30,028	15,483
Deconsolidation ASMPT		(322,398)
Retirements and sales	(17,092)	(10,966)
Reclassification from held for sale		0
Reclassification	(402)	(66)
Foreign currency translation effect	11,033	(15,823)
Ending balance	165,426	141,859
Accumulated depreciation:
Beginning balance	103,546	300,696
Depreciation for the year	10,576	15,545
Deconsolidation ASMPT		(192,581)
Retirements and sales	(16,814)	(7,089)
Reclassification	(9)	(66)
Foreign currency translation effect	6,765	(12,959)
Ending balance	104,064	103,546
Property, plant and equipment, net	€ 61,362	€ 38,313